U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of Issuer:

      Merrill Lynch Funds for Institutions Series
      P.O. Box 9011
      Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number:                   811-5149

      Securities Act File Number:                           33-14190

4(a.) Last day of fiscal year for which this Form is filed:

                                 April 30, 2001

4(b.) [_]   Check box if this Form is being filed
            late (i.e., more than 90 calendar days
            after the end of the issuer's fiscal
            year).

4(c.) [_]   Check box if this is the last time the
            issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                               $293,391,760,204

      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:          $275,588,306,898

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October
            11, 1995 that were not previously used
            to reduce registration fees payable to
            the Commission:                                 $0

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      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]:                   $275,588,306,898

      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item (i)]:                                 $17,803,453,306

      (vi)  Redemption credits available for use
            in future years - Item 5(i) is less
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]                                 $0

      (vii) Multiplier for determining
            registration fee (See instruction
            C.9):                                           x .000250


      (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if no
            fee is due):                                    = $4,450,863.33

6.    Prepaid Shares

      If the response to Item 5(i) was determined
      by deducting an amount of securities that
      were registered under the Securities Act of
      1933 pursuant to rule 24e-2 as in effect
      before October 11, 1997 then report the
      amount of securities (number of shares or
      other units) deducted here:                           0.

      If there is a number of shares or other
      units that were registered pursuant to rule
      24e-2 remaining unsold at the end of the
      fiscal year for which this form is filed
      that are available for use by the issuer, in
      future fiscal years, then state that number
      here:                                                 0.

7.    Interest due -- if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see instruction D):             + $0

8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii) plus
      line 7]:                                              = $4,450,863.33


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9.    Date the registration fee and any interest
      payment was sent to the Commission's lockbox depository:

6                           June 21, 2001

            Method of Delivery:

                  [X]   Wire Transfer

                  [_]   Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                        By   (Signature and Title)


                                             /s/  Phillip Gillespie, Secretary


Date:     June 26, 2001


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